Inventory (Tables)	14 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventory

As at	December 31, 2022	October 31, 2022
Raw materials	$5.8	$4.7
Finished goods	1.8	1.7
Parts and tools	0.7	1.1
Total inventories	$8.3	$7.5